Commitments and Contingencies - Summary of Purchase Expenditures (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments on purchase of raw materials	¥ 4,858,559	¥ 3,516,597